General and Administrative Expenses	12 Months Ended
Dec. 31, 2022
General and administrative expenses [Abstract]
Disclosure of general and administrative expense [text block]
09 –
General and administrative expenses
in € m.	2022	2021	2020
General and administrative expenses:
Information Technology	3,680	4,321	3,862
Occupancy, furniture and equipment expenses	1,429	1,727	1,724
Regulatory, Tax & Insurance[1]	1,285	1,395	1,407
Professional services	858	924	977
Banking Services and outsourced operations	881	946	967
Market Data and Research Services	378	347	376
Travel expenses	110	46	76
Marketing expenses	165	178	174
Other expenses[2]	943	938	697
Total general and administrative expenses	9,728	10,821	10,259

[1] Includes bank levy of € 762 million in 2022, € 553 million in 2021 and € 633 million in 2020.
[2] Includes litigation related expenses of € 413 million in 2022, € 466 million in 2021 and € 158 million in 2020. See Note 27 “Provisions”, for more details on litigation.